Related Party Transactions (Details Textual) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended
	Jun. 05, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Chief Executive Officer [Member]	Jul. 10, 2012 Todd Slater [Member]	Dec. 31, 2013 Todd Slater [Member]	Dec. 31, 2012 Todd Slater [Member]	Oct. 04, 2013 Adam Dweck [Member]	Aug. 02, 2011 Adam Dweck [Member]	Dec. 31, 2013 Adam Dweck [Member]	Dec. 31, 2012 Adam Dweck [Member]	Dec. 31, 2013 Jones Texas, Inc [Member]	Dec. 31, 2012 Jones Texas, Inc [Member]	Sep. 29, 2011 Earthbound, Llc [Member]	Jun. 05, 2013 Threadstone Advisors, LLC [Member]	Dec. 31, 2013 DiSanto Trust [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party					15.00%				5.00%			15.00%
Fees Earned Separate from Buy Out Payment						$ 46,000	$ 31,000			$ 20,000	$ 13,000	$ 0	$ 3,000		$ 280,000
Due from Related Parties														1,500,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized			94,000
Related Party Transaction, Amounts of Transaction		459,000	217,000		163,000
Proceeds from Issuance Initial Public Offering															4,000,000
Equity Method Investment, Ownership Percentage															5.00%
Stock Issued During Period, Shares, Common Stock																285,715
Stock Issued During Period, Shares, Purchase Of Warrants																62,500
Proceeds from Issuance of Common Stock	5,000,000															1,000,000
Related Party Transaction, Purchases from Related Party				2,300
Warrants Exercise Price One										$ 5.00
Related Party Transaction Amounts Of Transaction One										500,000
Warrants Issued To Purchase Common Stock Two								25,000		12,500
Warrants Exercise Price Two								$ 5.00		$ 5.00
Related Party Transaction Amounts Of Transaction Two										1,000,000
Warrants Issued To Purchase Common Stock Three										25,000
Related Party Transaction Amounts Of Transaction Three										2,000,000
Class Of Warrant Or Rights Expired								Aug. 02, 2016		Aug. 02, 2016
Warrant Vested During First Milestone								12,500		12,500
Warrant Vested During Second Milestone								12,500		12,500
Warrant Issued To Purchase Common Stock										$ 2,500